Intangible Assets	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5.)	Intangible Assets

The Company has patents and patents pending with a cost of $Nil as at March 31, 2016 (2015 - $15,970) that are not currently being amortized and accordingly, the Company did not record amortization expense relating to its intangible assets for the years ended March 31, 2016 and 2015. During the year ended March 31, 2016, the Company reported an impairment of $15,970 with respect to its intangible assets.